Schedule of Investments
September 30, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.05%
Australia–3.53%
Goodman Group	72,960	$1,010,731
GPT Group (The)	420,305	1,056,332
National Storage REIT	414,478	581,976
Region RE Ltd.	63,886	82,848
Stockland	319,647	809,180
		3,541,067
Belgium–0.88%
Aedifica S.A.	9,646	547,955
VGP N.V.	3,600	334,161
		882,116
Canada–1.49%
Chartwell Retirement Residences	116,029	878,173
StorageVault Canada, Inc.	185,644	617,788
		1,495,961
France–0.76%
Klepierre S.A.	31,169	763,082
Germany–3.61%
Aroundtown S.A.	140,143	292,016
Instone Real Estate Group SE(a)	27,051	167,860
LEG Immobilien SE	21,491	1,484,547
Sirius Real Estate Ltd.	616,660	646,364
Vonovia SE	42,965	1,035,524
		3,626,311
Hong Kong–5.50%
CK Asset Holdings Ltd.	81,500	428,676
Hongkong Land Holdings Ltd.	75,900	270,529
Link REIT	593,700	2,894,018
Sun Hung Kai Properties Ltd.	70,500	749,853
Swire Properties Ltd.	252,200	526,211
Wharf Real Estate Investment Co. Ltd.	168,000	648,370
		5,517,657
Israel–0.72%
Azrieli Group Ltd.	14,118	723,151
Japan–12.25%
Hulic Co. Ltd.	94,900	851,114
Industrial & Infrastructure Fund Investment Corp.	832	769,207
Japan Hotel REIT Investment Corp.	2,153	1,127,191
Japan Metropolitan Fund Investment Corp.	391	253,746
Japan Real Estate Investment Corp.	463	1,805,701
Mitsubishi Estate Co. Ltd.	99,100	1,295,458
Mitsubishi Estate Logistics REIT Investment Corp.	177	444,644
Nippon Building Fund, Inc.	442	1,791,880
Nippon Prologis REIT, Inc.	618	1,158,944
Nomura Real Estate Holdings, Inc.	32,900	825,733
Nomura Real Estate Master Fund, Inc.	1,008	1,130,855
Shares		Value
Japan–(continued)
Tokyo Tatemono Co. Ltd.	60,800	$840,791
		12,295,264
Singapore–0.69%
CapitaLand Investment Ltd.	304,200	687,656
Spain–1.64%
Cellnex Telecom S.A.(a)	16,496	573,589
Merlin Properties SOCIMI S.A.	127,465	1,069,770
		1,643,359
Sweden–0.37%
Fastighets AB Balder, Class B(b)(c)	82,958	371,414
United Kingdom–4.26%
British Land Co. PLC (The)	217,026	833,761
Great Portland Estates PLC	101,433	516,588
LondonMetric Property PLC	372,325	779,010
LXI REIT PLC(a)	514,270	566,577
UNITE Group PLC (The)	105,781	1,152,538
Urban Logistics REIT PLC	322,188	429,383
		4,277,857
United States–63.35%
Agree Realty Corp.	29,854	1,649,135
Alexandria Real Estate Equities, Inc.	14,235	1,424,923
Americold Realty Trust, Inc.	76,392	2,323,081
AvalonBay Communities, Inc.	11,724	2,013,480
Brixmor Property Group, Inc.	75,433	1,567,498
CubeSmart	41,752	1,592,004
Digital Realty Trust, Inc.	31,817	3,850,493
Equinix, Inc.	3,029	2,199,842
Equity LifeStyle Properties, Inc.	5,365	341,804
Essential Properties Realty Trust, Inc.	57,631	1,246,558
Extra Space Storage, Inc.	2,438	296,412
Gaming and Leisure Properties, Inc.	45,519	2,073,390
Healthcare Realty Trust, Inc.	120,857	1,845,486
Healthpeak Properties, Inc.	169,066	3,104,052
Invitation Homes, Inc.	42,262	1,339,283
Kilroy Realty Corp.	39,302	1,242,336
Kimco Realty Corp.	48,188	847,627
Lamar Advertising Co., Class A	9,758	814,500
Prologis, Inc.	27,160	3,047,624
Public Storage	3,771	993,734
Realty Income Corp.	54,409	2,717,185
Regency Centers Corp.	34,287	2,038,019
Rexford Industrial Realty, Inc.	76,202	3,760,569
SBA Communications Corp., Class A	8,925	1,786,517
Sun Communities, Inc.	26,481	3,133,762
Terreno Realty Corp.	40,375	2,293,300
UDR, Inc.	73,131	2,608,583
VICI Properties, Inc.	143,217	4,167,615
Welltower, Inc.	88,365	7,238,860
		63,557,672
Total Common Stocks & Other Equity Interests (Cost $108,973,696)		99,382,567

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Shares		Value
Money Market Funds–0.43%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(d)(e)	147,358	$147,358
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(d)(e)	116,944	116,967
Invesco Treasury Portfolio, Institutional Class, 5.26%(d)(e)	168,409	168,409
Total Money Market Funds (Cost $432,717)		432,734
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.48% (Cost $109,406,413)		99,815,301
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.09%
Invesco Private Government Fund, 5.30%(d)(e)(f)	23,819	$23,819
Invesco Private Prime Fund, 5.51%(d)(e)(f)	58,940	58,940
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $82,759)		82,759
TOTAL INVESTMENTS IN SECURITIES—99.57% (Cost $109,489,172)		99,898,060
OTHER ASSETS LESS LIABILITIES–0.43%		435,472
NET ASSETS–100.00%		$100,333,532
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2023 was $1,308,026, which represented 1.30% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$615,324	$8,334,639	$(8,802,605)	$-	$-	$147,358	$28,744
Invesco Liquid Assets Portfolio, Institutional Class	467,289	5,953,314	(6,303,572)	(34)	(30)	116,967	20,566
Invesco Treasury Portfolio, Institutional Class	703,227	9,525,302	(10,060,120)	-	-	168,409	30,731
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	217,153	1,182,242	(1,375,576)	-	-	23,819	2,299*
Invesco Private Prime Fund	558,395	1,810,092	(2,309,531)	(16)	-	58,940	5,807*
Total	$2,561,388	$26,805,589	$(28,851,404)	$(50)	$(30)	$515,493	$88,147

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$3,541,067	$—	$3,541,067
Belgium	—	882,116	—	882,116
Canada	1,495,961	—	—	1,495,961
France	—	763,082	—	763,082
Germany	—	3,626,311	—	3,626,311
Hong Kong	—	5,517,657	—	5,517,657
Israel	—	723,151	—	723,151
Japan	—	12,295,264	—	12,295,264
Singapore	—	687,656	—	687,656
Spain	—	1,643,359	—	1,643,359
Sweden	—	371,414	—	371,414
United Kingdom	—	4,277,857	—	4,277,857
United States	63,557,672	—	—	63,557,672
Money Market Funds	432,734	82,759	—	515,493
Total Investments	$65,486,367	$34,411,693	$—	$99,898,060
Invesco V.I. Global Real Estate Fund